Note 10 - Commitments and Contingencies - Operating Lease Obligations (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Remainder of 2021	$ 164,000
2022	79,000	$ 439,000
Total lease payments	243,000	518,000
Less present value discount	(4,000)	(10,000)
Other Liabilities [Member]
Operating Lease, Liability, Total	$ 239,000	$ 508,000